Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2018
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Pension and Other Post-Retirement Benefits

NOTE 28	PENSION AND OTHER POST-RETIREMENT BENEFITS

The Company offers pension and other post-retirement benefits to qualified employees: defined benefit pension plans; defined contribution pension plans; and health, disability, dental and life insurance (referred to as other defined benefit) plans. Substantially all employees participate in at least one of these plans.

Accounting Policies	Accounting Estimates and Judgments

For employee retirement and other defined benefit plans:

•  accrued liabilities are recorded net of plan assets;

•  costs including current and past service costs, gains or losses on curtailments and settlements, and remeasurements are actuarially determined on a regular basis using the projected unit credit method; and

•  past service cost is recognized in net earnings at the earlier of when i) a plan amendment or curtailment occurs; or ii) related restructuring costs or termination benefits are recognized.

Remeasurements, recognized directly in OCI in the period they occur, are comprised of actuarial gains and losses, return on plan assets (excluding amounts included in net interest) and the effect of the asset ceiling (if applicable).

When a plan amendment occurs before a settlement, the Company recognizes past service cost before any gain or loss on settlement.

Defined contribution plan costs are recognized in net earnings for services rendered by employees during the period.

Estimates and judgments are required to determine discount rates, health care cost trend rates, projected salary increases, retirement age, longevity and termination rates. These assumptions are determined by management and are reviewed annually by the Company’s independent actuaries.

The Company’s discount rate assumption is impacted by:

•  the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;

•  country specific rates; and

•  the use of a yield curve approach. [1]

1  Based on the respective plans’ demographics, expected future pension benefits and medical claims, payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where the Company does not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds.

The significant assumptions used to determine the benefit obligations and expense for the Company’s significant plans as at and for the year ended December 31 were as follows:

	Pension		Other

	2018	2017	2018		2017

Assumptions used to determine the benefit obligations [1] :
Discount rate, %	4.22	3.65	4.17		3.65
Rate of increase in compensation levels, %	4.75	5.00	n/a		n/a
Medical cost trend rate – assumed, %	n/a	n/a	6.10 – 4.50	[2]	5.60 – 4.50	[2]
Medical cost trend rate – year reaches ultimate trend rate	n/a	n/a	2037		2037
Mortality assumptions [3]
Life expectancy at 65 for a male member currently at age 65	20.6	20.7	20.4		20.0
Life expectancy at 65 for a female member currently at age 65	22.8	22.7	22.8		22.4
Average remaining service period of active employees (years)	9.7	9.0	5.1		12.2
Average duration of the defined benefit obligations [4] (years)	13.7	15.7	15.1		19.0

1	The current year’s expense is determined using the assumptions that existed at the end of the previous year.
2	The Company assumed a graded medical cost trend rate starting at 6.10 percent in 2018, moving to 4.50 percent by 2037 (2017 – starting at 5.60 percent, moving to 4.50 percent by 2037).
3	Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country.
4	Weighted average length of the underlying cash flows.

n/a = not applicable

Of the most significant assumptions, a change in discount rates has the greatest potential impact on the Company’s pension and other post-retirement benefit plans, with sensitivity to change as follows:

		2018		2017

	Change in Assumption	Benefit Obligations	Expense in Income Before Income Taxes	Benefit Obligations	Expense in Income Before Income Taxes

As reported		$1,797	$(87)	$1,831	$75

Discount rate	1.0 percentage point $	271	24	326	20
	1.0 percentage point #	(218)	(22)	(251)	(18)

Supporting Information

Description of Defined Benefit Pension Plans

The Company sponsors defined benefit pension plans as follows:

	Plan Type	Contributions
United States

•  non-contributory;

•  guaranteed annual pension payments for life;

•  benefits generally depend on years of service and compensation level in the final years leading up to age 65;

•  benefits available starting at age 55 at a reduced rate; and

•  plans provide for maximum pensionable salary and maximum annual benefit limits.

• made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”) and associated Internal Revenue Service regulations and procedures.

Canada		• made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules.

Supplemental Plans in US and Canada for Senior Management	• non-contributory; • unfunded; and • supplementary pension benefits.	• provided for by charges to earnings sufficient to meet the projected benefit obligations; and • payments to plans are made as plan payments to retirees occur.

The Company’s defined benefit pension plans discussed above are funded with separate funds that are legally separated from the Company and administered through an employee benefits or management committee in each country, which is composed of employees of the Company. The employee benefits or management committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include any asset/liability matching strategies or currency hedging strategies. Plan assets held in trusts are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the trustees and their composition.

Description of Other Post-Retirement Plans

The Company provides health care plans for certain eligible retired employees in the US, Canada and Trinidad. Eligibility for these benefits is generally based on a combination of age and years of service at retirement. Certain terms of the plans include:

•	coordination with government-provided medical insurance in each country;

•	certain unfunded cost-sharing features such as co-insurance, deductibles and co-payments – benefits subject to change;

•	for certain plans, maximum lifetime benefits;

•	at retirement, the employee’s spouse and certain dependent children may be eligible for coverage;

•	benefits are self-insured and are administered through third-party providers; and

•	generally, retirees contribute towards annual cost of the plans.

The Company provides non-contributory life insurance plans for certain retired employees who meet specific age and service eligibility requirements.

Risks

The defined benefit pension and other post-retirement plans expose the Company to broadly similar actuarial risks. The most significant risks as discussed below include investment risk, interest rate risk, longevity risk and salary risk. These plans are not exposed to any other significant, unusual or specific risks.

Investment Risk

A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, the Company employs:

•	a total return on investment approach whereby a diversified mix of equities and fixed income investments is used to maximize long-term return for a prudent level of risk; and

•	risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition.

Other assets such as private equity and hedge funds are not used at this time. The Company’s policy is not to invest in commodities, precious metals, mineral rights, bullions, or collectibles. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies.

Interest Rate Risk

A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments.

Longevity Risk

An increase in life expectancy of plan participants will increase the plan’s liability.

Salary Risk

An increase in the salary of the plan’s participants will increase the plan’s liability.

Financial Information

Movements in the pension and other post-retirement benefit assets (liabilities)

	Obligation	Plan Assets	Net

Balance – December 31, 2017	$(1,831)	$1,380	$(451)
Merger impact [1]	(347)	205	(142)
Components of defined benefit expense recognized in earnings
Current service cost for benefits earned during the year	(67)	–	(67)
Interest (expense) income	(77)	62	(15)
Past service cost, including curtailment gains and settlements [2]	157	–	157
Foreign exchange rate changes and other	39	(27)	12

Subtotal of components of defined benefit expense recognized in earnings	52	35	87

Remeasurements of the net defined benefit liability recognized in OCI during the year
Actuarial gain arising from:
Changes in financial assumptions	210	–	210
Changes in demographic assumptions	11	–	11
Loss on plan assets (excluding amounts included in net interest)	–	(149)	(149)

Subtotal of remeasurements	221	(149)	72

Cash flows
Contributions by plan participants	(6)	6	–
Employer contributions	–	53	53
Benefits paid	114	(114)	–

Subtotal of cash flows	108	(55)	53

Balance – December 31, 2018 [3]	$(1,797)	$1,416	$(381)

Balance comprised of:
Non-current assets
Other assets (Note 18)			$27
Current liabilities
Payables and accrued charges (Note 19)			$(13)
Non-current liabilities
Pension and other post-retirement benefit liabilities			$(395)

1	The Company acquired Agrium’s pension and other post-retirement benefit obligations, representing the fair values at the acquisition date as described in Note 3.
2

In 2018, as part of the Company’s continuous assessment of its operations, participation in certain company defined benefit pension and other post-retirement benefit plans was suspended and/or discontinued effective January 1, 2020 based on age and years of service. As a result, the Company recognized a Merger-related Defined Benefit Plans Curtailment Gain of $157.

3	Obligations arising from funded and unfunded pension plans are $(1,466) and $(331), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

	Obligation	Plan Assets	Net

Balance – December 31, 2016	$(1,698)	$1,246	$(452)
Components of defined benefit expense recognized in earnings	(131)	56	(75)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(57)	123	66
Cash flows	55	(45)	10

Balance – December 31, 2017 [1]	$(1,831)	$1,380	$(451)

Balance comprised of:
Non-current assets
Other assets (Note 18)			$24
Current liabilities
Payables and accrued charges (Note 19)			$(35)
Non-current liabilities
Pension and other post-retirement benefit liabilities			$(440)

1	Obligations arising from funded and unfunded pension plans are $(1,445) and $(386), respectively. Other post-retirement benefit plans have no plan assets and are unfunded.

Plan Assets

The fair value of plan assets of the Company’s defined benefit pension plans, by asset category, was as follows as at December 31:

	2018			2017
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Level 2 & 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other (Level 2 & 3)	Total

Cash and cash equivalents	$6	$54	$60	$13	$33	$46
Equity securities and equity funds
US	454	65	519	565	2	567
International	175	65	240	151	29	180
Debt securities [1]	187	329	516	190	244	434
International balanced fund	–	97	97	–	173	173
Other	(25)	9	(16)	(20)	–	(20)

Total pension plan assets	$797	$619	$1,416	$899	$481	$1,380

1	Debt securities included US securities of 52 percent (2017 – 62 percent), International securities of 31 percent (2017 – 18 percent) and Mortgage-backed securities of 17 percent (2017 – 20 percent).

Letters of credit secured certain of the Canadian unfunded defined benefit plan liabilities as at December 31, 2018.

The Company expects to contribute approximately $97 to all pension and post-retirement plans during 2019. Total contributions recognized as expense under all defined contribution plans for 2018 was $75 (2017 – $19).